Segment Reporting (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Contribution of net revenues by major customer, percentage				27.00%	27.00%	26.00%
Financial services assets lease receivables increase (decrease) to allowance	$ 60	$ (35)		$ 25		$ 15
Reduction to cumulative lease earnings related to the PMCC Leveraged Lease Charge			490	490
Pre-tax tobacco and health judgments					16
Philip Morris Capital Corporation [Member]
Segment Reporting Information [Line Items]
Financial services assets lease receivables increase (decrease) to allowance				25
Wine [Member]
Segment Reporting Information [Line Items]
Number of distributors comprising net revenue				3	3	3
Sales percentage of net revenue				66.00%	65.00%	64.00%
Cigarettes [Member]
Segment Reporting Information [Line Items]
Pre-tax tobacco and health judgments					11
Smokeless Products [Member]
Segment Reporting Information [Line Items]
Pre-tax tobacco and health judgments					5
Settlement [Member]
Segment Reporting Information [Line Items]
Pre-tax tobacco and health judgments					5
Williams, Bullock And Scott [Member]
Segment Reporting Information [Line Items]
Pre-tax tobacco and health judgments			$ 98